Document and Entity Information	Apr. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001750149
Document Type	8-K
Document Period End Date	Apr. 11, 2025
Entity Registrant Name	INHIBIKASE THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39676
Entity Tax Identification Number	26-3407249
Entity Address, Address Line One	3350 Riverwood Parkway SE
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(678)
Local Phone Number	392-3419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false